Long-Term Contractual Liabilities	12 Months Ended
Dec. 31, 2025
Long Term Contractual Liabilities [Abstract]
Long-Term Contractual Liabilities	LONG-TERM CONTRACTUAL LIABILITIES
During 2025, Petróleos Mexicanos entered into amendment agreements with suppliers and contractors with the purpose of extending the payment terms of certain accrued and accepted commercial obligations during the period, in accordance with the financial scheme authorized by the Board of Directors. As a result of these agreements, the original balances recorded as short-term accounts payable to suppliers generated in 2025, were replaced by new obligations with maturities to eight years, subject to a schedule of quarterly payments of principal and interest. As a result, the nature of the obligation changed from a commercial account payable to a financial liability with terms that differ from those originally agreed with the suppliers.

Additionally, certain suppliers chose to present their accounts receivable to a Fideicomiso Privado Irrevocable de Administración y Fuente de Pago (Irrevocable Private Trust for Administration and Source of Payment), resulting in a legal subrogation from the original creditor, without modifying the agreed economic terms in the amendment agreements. In these cases, Petróleos Mexicanos maintains a direct financial obligation to the trust.

Petróleos Mexicanos assessed whether the modifications to the contractual terms resulted in the derecognition of the original liability, considering the extended maturity, the addition of interest on outstanding balances and the scheduled quarterly payments. Based on this assessment, Petróleos Mexicanos concluded that the amendment agreements together with the legal subrogation in applicable cases, resulted in the extinction of the original obligation and the recognition of a new financial liability.

Consequently, Petróleos Mexicanos derecognized the original liabilities and recognized a new financial liability classified as “Long-term contractual liabilities”, which was initially measured at fair value. The contractual interest rates of the amendment agreements approximate market rates for instruments with similar terms and credit risk; accordingly, no material gain or loss arose upon initial recognition of the new financial liabilities. The book value of each of the new contractual long-term liabilities is presented below:

Contractual liability	Date of Agreement	Interest rate spread	Balances as of December 31, 2025
1st. Group	September 8, 2025	1.85%	Ps.	2,997,823
2nd. Group	October 17, 2025	1.85%	26,772,747
3rd. Group	November 14, 2025	1.85%	2,498,884
4th. Group	November 21, 2025	1.85%	37,550,018
5th. Group	December 16, 2025	1.80%	29,591,436
6th. Group	December 30, 2025	1.80%	93,622,157
			Ps.	193,033,065

Accrued interest is determined based on a variable rate equivalent to TIIE plus a margin of 1.80% or 1.85%, as applicable. Accrued interest is recognized as a financial cost in the statement of comprehensive income. During 2025, there were no payments of principal and interest.

Liabilities arising from the amendment agreements are presented separately in the statement of financial position in the “Long-term contractual liabilities” line item as they represent financial obligations distinct from ordinary accounts payable. Cash flows related to the payment of principal and interest of long-term contractual liabilities are presented in the statement of cash flows as financing activities.

Information regarding the liquidity risk associated with these liabilities is disclosed in Note 18; fair value measurement is disclosed in Note 8.
The following table sets out the amortization of long-term contractual liabilities as of December 31, 2025:

	2026		2027	2028	2029	2030	2031 and thereafter	Total
Amortization of long-term Contractual Liabilities as of December 31, 2025	Ps.	—	15,182,652	24,340,699	26,751,439	29,395,477	97,362,798	Ps.	193,033,065